NEUBERGER BERMAN EQUITY FUNDS(R)

SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION FOR NEUBERGER BERMAN EQUITY FUNDS DATED DECEMBER 17, 2004 AND JUNE 15, 2005.

THE LAST PARAGRAPH IN THE SECTION ENTITLED "CASH MANAGEMENT AND TEMPORARY DEFENSIVE POSITIONS" FOR THE STATEMENT OF ADDITIONAL INFORMATION FOR NEUBERGER BERMAN CENTURY FUND, NEUBERGER BERMAN FASCIANO FUND, NEUBERGER BERMAN FOCUS FUND, NEUBERGER BERMAN GENESIS FUND, NEUBERGER BERMAN GUARDIAN FUND, NEUBERGER BERMAN INTERNATIONAL FUND, NEUBERGER BERMAN MANHATTAN FUND, NEUBERGER BERMAN MILLENNIUM FUND, NEUBERGER BERMAN PARTNERS FUND, NEUBERGER BERMAN REAL ESTATE FUND, NEUBERGER BERMAN REGENCY FUND, AND NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND IS AMENDED TO READ:

     Pursuant to an exemptive order received from the SEC, each Fund also may invest up to 25% of its total assets in shares of a money market fund or an unregistered fund, each managed by NB Management or an affiliate, to manage uninvested cash (which will only be invested in shares of a money market fund) and cash collateral received in connection with securities lending. The unregistered fund seeks a higher return by investing in debt instruments with maturities beyond those permitted to a money market fund. The money market fund and unregistered fund do not invest in accordance with Neuberger Berman SOCIALLY RESPONSIVE Fund's Social Policy.

THE LAST PARAGRAPH IN THE SECTION ENTITLED "CASH MANAGEMENT AND TEMPORARY DEFENSIVE POSITIONS" FOR THE STATEMENT OF ADDITIONAL INFORMATION FOR NEUBERGER BERMAN INTERNATIONAL INSTITUTIONAL FUND IS AMENDED TO READ:

     Pursuant to an exemptive order received from the SEC, the Fund also may invest up to 25% of its total assets in shares of a money market fund or an unregistered fund, each managed by NB Management or an affiliate, to manage uninvested cash (which will only be invested in shares of a money market fund) and cash collateral received in connection with securities lending. The unregistered fund seeks a higher return by investing in debt instruments with maturities beyond those permitted to a money market fund.

THE DATE OF THIS SUPPLEMENT IS SEPTEMBER 21, 2005.

                                    NEUBERGER BERMAN
                                    A LEHMAN BROTHERS COMPANY
                                    NEUBERGER BERMAN MANAGEMENT, INC.
                                    605 Third Avenue  2nd Floor
                                    New York, NY  10158-0180
                                    SHAREHOLDER SERVICES
                                    800.877.9700
                                    INSTITUTIONAL SERVICES
                                    800.366.6264
                                    www.nb.com